SIGNIFICANT EVENTS IN THE REPORTING PERIOD (Details Narrative) $ / shares in Units, ₪ in Thousands, $ in Thousands		1 Months Ended		6 Months Ended
	Feb. 04, 2026	Mar. 31, 2026 USD ($)	Mar. 31, 2026 ILS (₪)	Jun. 30, 2026 USD ($) $ / shares shares	Mar. 31, 2026 m²	Mar. 31, 2026 ft²
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued				125,403
Gross proceeds | $				$ 1,124
Reverse stock split ratio	1-for-30
January 2024 Facility Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant exercisable for ordinary shares				98,282
Warrant exercise price per share | $ / shares				$ 5.0328
New Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Area of land					1,230	13,240
Lease term		5 years	5 years
Lease option to extend		option to extend for an additional five-year period	option to extend for an additional five-year period
Monthly rent for the company's office		$ 30	₪ 97